Equity Investments - Additional Information (Detail) $ in Thousands, € in Millions	3 Months Ended		12 Months Ended
	Oct. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) Sheet	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Schedule of Equity Method Investments [Line Items]
Equity method investment			$ 750,100	$ 663,400
Distributions from affiliates			49,295	40,602	$ 15,132
Amortization expense due to fair value step-up			91,228	73,862	74,260
NuMit LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment			$ 321,400	325,100
Equity method investment, ownership percentage			50.00%			50.00%
Period used for lag basis, in months			1 month
Distributions from affiliates			$ 48,300	38,600	13,100
Steel Technologies LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			100.00%			100.00%
Number of sheet processing facilities operated by Steel Technologies | Sheet			26
Duferdofin Nucor S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment			$ 285,900	256,600
Equity method investment, ownership percentage			50.00%			50.00%
Period used for lag basis, in months			1 month
Equity method investments, share of net assets			$ 117,200
Basis difference due to the step-up to fair value of certain assets and liabilities			168,700
Step-up to fair value of equity method investment, portion related to identification of goodwill			92,300
Amortization expense due to fair value step-up			8,900	8,800	$ 8,800
Due from related parties, noncurrent			$ 41,900	36,900		€ 35.0	€ 35.0
Notes receivable, related parties, interest rate			0.83%
Interest rate per year in excess of Euribor as of date of the notes			1.00%
Equity method investments notes payable with parent company, maturity date			Jan. 31, 2019
Impairment charge against investment		$ 153,000
Hunter Ridge Energy Services LLC [Member]
Schedule of Equity Method Investments [Line Items]
Period used for lag basis, in months			1 month
Equity method investment sold, carrying amount			$ 133,300
Equity Method Investment Sales Price	$ 135,000
Equity method investment ownership percentage, percentage of investee's ownership interest sold	50.00%
Facility A [Member] | Duferdofin Nucor S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments credit facilities, amount			146,700			122.5
Total amount outstanding under equity method investments credit facilities			$ 146,700	$ 112,700		€ 122.5	€ 107.0
Guarantor obligation percentage of exposure in case of default			50.00%			50.00%
Line of credit facility, maturity period			Oct. 12, 2018